UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8411


                              James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 426-7640

Date of fiscal year end:   6/30

Date of reporting period:  12/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.   Reports to Stockholders.

================================================================================

                                     [LOGO]


                   Advised by James Investment Research, Inc.

                               www.jamesfunds.com

                                        o

                                December 31, 2005
                               Semi-Annual Report
                                  (Unaudited)

                                        o

                                 James Balanced:
                              Golden Rainbow Fund


                              James Small Cap Fund

                            James Market Neutral Fund

                               James Equity Fund



================================================================================

LETTER TO SHAREHOLDERS OF THE JAMES ADVANTAGE FUNDS
================================================================================

As we projected at the beginning of 2005, it was a difficult year for the markets. The Federal Reserve continued pushing up interest rates, which made it hard to find good profits in the bond market, and the equity markets spent most of the year in negative territory before rallying late in the year. We believe the coming year will be equally challenging, but opportunities will surely arise.

The Market Over the Past Six Months

The hurricanes in September led to rebuilding and plenty of federal assistance. This helped keep the U.S. economy on track, and the markets reversed their earlier course to end the year higher. A decline in crude oil prices after the hurricane related surge also nudged the markets higher.

Heavy foreign buying of both corporate and government bonds helped keep the bond markets firm, despite four rate hikes by the Federal Reserve over the last six months of the year. Low rates in Europe and Japan plus a strong U.S. dollar made the U.S. bond market more attractive to international buyers. As a result, the longer bonds in the Balanced: Golden Rainbow Fund added value over that time period.

Investment Goals and Objectives

The objective of the James Balanced: Golden Rainbow Fund is to provide total return through growth and income and preservation of capital in declining markets. The Fund seeks to achieve this objective through a combination of high quality bonds and stocks we consider to be undervalued. As adviser to the Fund, we actively manage the bond portfolio, adjusting the level of market risk according to proprietary risk indicators. Allocation between bonds and stocks is also an important tool in preserving capital. The success of this strategy depends on the adviser's ability to predict market turns.

The James Small Cap Fund and James Equity Fund do not try to time the market. They are generally fully invested in stocks that we consider to be at levels which are bargains compared to the broader market. Both Funds assume more risk than the James Balanced: Golden Rainbow, but are generally rewarded with strong returns if the stock market is moving up. While the James Small Cap Fund generally only holds stocks under $2 billion in market capitalization, the James
Balanced: Golden Rainbow and James Equity Funds can hold stocks of all market capitalizations. The latter two Funds may hold some or many of the same stocks held by the James Small Cap Fund or by each other. The James Small Cap Fund seeks to provide long term capital appreciation and the James Equity Fund seeks to provide long term capital appreciation and outperform the S&P 500 Index.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock market. This objective incorporates a short selling strategy to take advantage of stocks which we believe are trading well above their intrinsic values and are due to correct. The Fund also holds long positions in stocks we believe are undervalued, and it may hold some or many of the same stocks owned by the other three James Advantage Funds.

Investment Philosophy

Conservative management has been our hallmark since our beginning in 1972. We are known for our quantitative research, independent of the herd psychology of Wall Street. Our original research and dynamic modeling, along with consistent fundamental analysis, have helped us establish our track record.

Our portfolio managers have all been with us for many years and are all members of our Investment Committee. They share a common appreciation for the need to adhere to our discipline in seeking out bargain stocks and in keeping portfolio costs down. These commitments help to keep us on course when the markets become uncertain and volatility rises. Confidence in the research is paramount in maintaining our discipline.

Strategy for Meeting Fund Objectives

We begin every year with our annual Economic Outlook. This is a presentation, open to the shareholders, about the economy and the markets. The Outlook is the result of intensive research on the economy, stocks and bonds. It is an essential part of our strategy and process.

Once an economic overlay is developed, our portfolio managers try to identify stocks and bonds that historically have outperformed in the expected economic environment. Armed with our quantitative modeling and thorough fundamental analysis, the portfolio managers strive to identify stocks trading at bargain levels, but are likely to outperform in the coming months. We want to keep turnover low and try to give our selections time to perform.

The bonds in the James Balanced: Golden Rainbow are chosen in much the same manner. The economic outlook sets the stage and the portfolio managers select those securities they believe will outperform in the expected environment. Our strict discipline includes only high quality securities, which means that government bonds generally are a significant part of the portfolio.

Fund Performance

All four Funds in the James Advantage Funds family outperformed their benchmarks in 2005. The James Balanced: Golden Rainbow returned 8.37 percent for the year. Its benchmark is a blend of the S&P 500, the Russell 2000 and the Lehman Intermediate Gov/Credit Indexes. That benchmark returned 3.34 percent for the year. The Fund also paid a regular quarterly dividend as well as an annual long term capital gains distribution. The James Market Neutral Fund returned 7.94 percent for 2005, while its benchmark, the ninety day Treasury Bill, returned
3.07 percent. The James Small Cap Fund ended 2005 with a yearly total return of
7.51 percent, besting its index, the Russell 2000, which rose by 4.55 percent. The family standout for 2005 was the James Equity Fund, returning 15.03 percent while the S&P 500, its benchmark, returned 4.93 percent. This is the second year in a row that all four funds in the series outperformed their respective benchmarks.

Expectations for the Future

We believe that 2006 will be another difficult year for the stock market. Too many investors have become bullish, but the market is not cheap. Bargain stocks are hard to find and the economy is showing signs of strain. The boost to the economy from hurricane repair will prove temporary, but the high cost of housing will have a significant dampening on future economic activity. Higher interest rates abroad and a new Federal Reserve Chairman at home will add to uncertainty.

As the stock market's late 2005 momentum gives way to the sobering outlook for 2006, we fear investors will move to the sidelines. International events, always a source of uncertainty, could significantly add to the market's woes as hot spots, both old and new, wreak havoc with the flows of trade. However, these events should serve to create real opportunities for a longer term rally in stocks. The key is to be able to move into the market and take advantage of attractive levels once they arrive. That is our strategy for the coming year.


/s/ Thomas L. Mangan

Thomas L. Mangan
Chief Financial Officer

                          Average Annual Total Returns
                             As of December 31, 2005

---------------------------------------------------------------------------------------
                                               One         Five      Ten        Since
                                               Year       Years      Years    Inception
---------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund ......     8.37%      8.05%      8.22%      9.19%
  (Inception 7/1/91)
James Small Cap Fund .....................     7.51%     16.48%        NA      12.07%
  (Inception 10/2/98)
James Market Neutral Fund ................     7.94%      4.56%        NA       3.93%
  (Inception 10/2/98)
James Equity Fund ........................    15.03%      1.52%        NA      -0.11%
  (Inception 11/1/99)
---------------------------------------------------------------------------------------

Past performance is not predictive of future results. The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
December 31, 2005 (Unaudited)
================================================================================

The illustrations below provide the industry sectors for the James Balanced:
Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, and James Equity Fund.

James Balanced: Golden Rainbow Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 3.3%
CONSUMER, CYCLICAL - 4.3%
CONSUMER, NON-CYCLICAL - 4.5%
ENERGY - 5.0%
FINANCIAL - 4.9%
INDUSTRIAL - 3.0%
TECHNOLOGY - 5.4%
UTILITIES - 5.1%
INTERNATIONAL EQUITY FUNDS - 1.3%
BONDS (over 10 years) - 3.9%
BONDS (2-10 years) - 31.7%
BONDS (less than 2 years) - 23.5%
CASH EQUIVALENTS - 3.1%
OTHER - 1.0%


James Small Cap Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 8.9%
CONSUMER, CYCLICAL - 13.6%
CONSUMER, NON-CYCLICAL - 15.1%
ENERGY - 15.6%
FINANCIAL - 14.0%
INDUSTRIAL - 3.8%
TECHNOLOGY - 16.6%
UTILITIES - 8.2%
CASH EQUIVALENTS - 4.6%
OTHER - (0.4%)

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)
================================================================================

James Market Neutral Fund
Industry Sector Allocation (% of Net Assets)
(Cash and Cash Equivalents not included)

[BAR CHART]

                                    Longs             Shorts
                                   -------           --------
BASIC MATERIALS                        3.3%              3.1%
CONSUMER, CYCLICAL                    16.5%             14.7%
CONSUMER, NON-CYCLICAL                 8.0%             12.6%
ENERGY                                 7.5%              5.7%
FINANCIAL                              7.4%              9.8%
INDUSTRIAL                             4.4%              5.2%
TECHNOLOGY                            15.6%             16.3%
UTILITIES                              5.1%              1.7%


James Equity Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 8.6%
CONSUMER, CYCLICAL - 14.1%
CONSUMER, NON-CYCLICAL - 10.5%
ENERGY - 13.8%
FINANCIAL - 11.2%
INDUSTRIAL - 7.1%
TECHNOLOGY - 16.1%
UTILITIES - 13.4%
CASH EQUIVALENTS - 4.2%
OTHER - 1.0%

JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (Unaudited)
================================================================================

------------------------------------------------------------------------------------------------------------------------------
                                                                   James
                                                                  Balanced:        James            James            James
                                                               Golden Rainbow    Small Cap     Market Neutral       Equity
                                                                    Fund           Fund             Fund             Fund
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .......................................   $ 181,439,333   $  73,470,583    $  76,202,310    $  15,716,681
                                                               =============   =============    =============    =============
   At value ................................................   $ 205,306,672   $  80,903,277    $  85,078,030    $  19,499,565
Segregated cash with brokers ...............................              --              --       34,073,696               --
Dividends and interest receivable ..........................       1,720,850          40,000          140,869           40,473
Receivable for capital shares sold .........................         897,326         512,137          388,512          180,504
Other assets ...............................................          30,717              --               --               --
                                                               -------------   -------------    -------------    -------------
     TOTAL ASSETS ..........................................     207,955,565      81,455,414      119,681,107       19,720,542
                                                               -------------   -------------    -------------    -------------

LIABILITIES
Dividends payable ..........................................          42,745           1,110           15,203              714
Payable for securities sold short (proceeds $45,980,875) ...              --              --       48,344,049               --
Payable for dividends on securities sold short .............              --              --           13,458               --
Payable for capital shares redeemed ........................         355,182         492,533          241,081            3,024
Payable for securities purchased ...........................              --         288,431          950,970               --
Accrued expenses:
   Management fees .........................................         128,540          83,313           97,738           17,692
   12b-1 distribution and service fees .....................          30,845          12,071           19,037            8,556
   Trustees' fees ..........................................             545              --               --               --
   Other ...................................................          13,505              --               --               --
                                                               -------------   -------------    -------------    -------------
     TOTAL LIABILITIES .....................................         571,362         877,458       49,681,536           29,986
                                                               -------------   -------------    -------------    -------------

NET ASSETS .................................................   $ 207,384,203   $  80,577,956    $  69,999,571    $  19,690,556
                                                               =============   =============    =============    =============

NET ASSETS CONSIST OF:
Paid-in capital ............................................   $ 182,531,106   $  73,151,051    $  67,641,063    $  18,470,554
Accumulated net investment income ..........................              42              14               27                3
Accumulated net realized gains (losses) from
   security transactions ...................................         985,716          (5,803)      (4,154,065)      (2,562,885)
Net unrealized appreciation on investments .................      23,867,339       7,432,694        6,512,546        3,782,884
                                                               -------------   -------------    -------------    -------------
NET ASSETS .................................................   $ 207,384,203   $  80,577,956    $  69,999,571    $  19,690,556
                                                               -------------   -------------    -------------    -------------

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..............      12,184,574       3,830,072        5,694,467        2,008,419
                                                               =============   =============    =============    =============

Net asset value, offering price and redemption
   price per share .........................................   $       17.02   $       21.04    $       12.29    $        9.80
                                                               =============   =============    =============    =============

See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2005 (Unaudited)
================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                                James
                                                              Balanced:       James         James          James
                                                            Golden Rainbow   Small Cap  Market Neutral     Equity
                                                                 Fund          Fund          Fund           Fund
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of withholding taxes of $1,716,
     $0, $900, and $615, respectively) ...................   $   524,056    $   469,620   $   221,918    $   168,266
   Interest ..............................................     2,475,343         63,555       880,453         14,537
                                                             -----------    -----------   -----------    -----------
     TOTAL INVESTMENT INCOME .............................     2,999,399        533,175     1,102,371        182,803
                                                             -----------    -----------   -----------    -----------

EXPENSES
   Management fees .......................................       667,958        432,968       493,694        116,732
   12b-1 distribution and service fees ...................       225,661         87,595        73,218         23,616
   Dividend expense on securities sold short .............            --             --       139,678             --
   Administration fees ...................................        54,585             --            --             --
   Professional fees .....................................        24,786             --            --             --
   Accounting services fees ..............................        18,158             --            --             --
   Transfer agent fees ...................................        23,157             --            --             --
   Postage and supplies ..................................        11,149             --            --             --
   Custodian fees and expenses ...........................        12,597             --            --             --
   Trustees' fees ........................................        12,896          5,007         4,186          1,348
   Registration fees .....................................        18,202             --            --             --
   Shareholder report printing and mailing ...............         4,973             --            --             --
   Compliance fees and expenses ..........................         2,395             --            --             --
   Other expenses ........................................         4,227             --            --             --
                                                             -----------    -----------   -----------    -----------
TOTAL EXPENSES ...........................................     1,080,744        525,570       710,776        141,696
   Trustees' fees reimbursed .............................        (7,806)            --            --             --
                                                             -----------    -----------   -----------    -----------
     NET EXPENSES ........................................     1,072,938        525,570       710,776        141,696
                                                             -----------    -----------   -----------    -----------

NET INVESTMENT INCOME ....................................     1,926,461          7,605       391,595         41,107
                                                             -----------    -----------   -----------    -----------


REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains from security transactions .........     1,936,265        693,543       587,512        626,665
   Net realized losses on closed short positions .........            --             --    (2,883,791)            --
   Net change in unrealized appreciation/depreciation
     on investments ......................................     2,458,403      1,736,084     2,067,856      1,194,802
                                                             -----------    -----------   -----------    -----------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS ...............................     4,394,668      2,429,627      (228,423)     1,821,467
                                                             -----------    -----------   -----------    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .............................   $ 6,321,129    $ 2,437,232   $   163,172    $ 1,862,574
                                                             ===========    ===========   ===========    ===========

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

---------------------------------------------------------------------------------------------------------
                                                                            Six Months
                                                                               Ended             Year
                                                                           December 31,         Ended
                                                                               2005            June 30,
                                                                            (Unaudited)         2005
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...............................................   $   1,926,461    $   1,718,477
   Net realized gains on investments ...................................       1,936,265        6,852,704
   Net change in unrealized appreciation/depreciation on investments ...       2,458,403        5,094,050
                                                                           -------------    -------------
Net increase in net assets from operations .............................       6,321,129       13,665,231
                                                                           -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ................................      (1,926,424)      (1,715,612)
   Distributions from net realized gains ...............................      (6,923,670)        (289,929)
                                                                           -------------    -------------
Decrease in net assets from distributions to shareholders ..............      (8,850,094)      (2,005,541)
                                                                           -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...........................................      68,469,138       57,984,009
   Net asset value of shares issued in reinvestment of
     distributions to shareholders .....................................       8,553,537        1,951,160
   Payments for shares redeemed ........................................     (14,714,729)      (7,882,492)
                                                                           -------------    -------------
Net increase in net assets from capital share transactions .............      62,307,946       52,052,677
                                                                           -------------    -------------

TOTAL INCREASE IN NET ASSETS ...........................................      59,778,981       63,712,367

NET ASSETS
   Beginning of period .................................................     147,605,222       83,892,855
                                                                           -------------    -------------
   End of period .......................................................   $ 207,384,203    $ 147,605,222
                                                                           =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME ....................................   $          42    $       2,865
                                                                           =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .........................................................       3,942,843        3,469,419
   Shares issued in reinvestment of distributions to shareholders ......         499,531          117,897
   Shares redeemed .....................................................        (849,230)        (485,412)
                                                                           -------------    -------------
   Net increase in shares outstanding ..................................       3,593,144        3,101,904
   Shares outstanding, beginning of period .............................       8,591,430        5,489,526
                                                                           -------------    -------------
   Shares outstanding, end of period ...................................      12,184,574        8,591,430
                                                                           =============    =============

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                           Six Months
                                                                                              Ended            Year
                                                                                           December 31,        Ended
                                                                                              2005           June 30,
                                                                                           (Unaudited)         2005
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...............................................................   $      7,605    $    133,040
   Net realized gains on investments ...................................................        693,543         411,183
   Net change in unrealized appreciation/depreciation on investments ...................      1,736,084       1,340,299
                                                                                           ------------    ------------
Net increase in net assets from operations .............................................      2,437,232       1,884,522
                                                                                           ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ................................................       (140,631)             --
   Distributions from net realized gains ...............................................     (1,110,529)       (756,432)
                                                                                           ------------    ------------
Decrease in net assets from distributions to shareholders ..............................     (1,251,160)       (756,432)
                                                                                           ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...........................................................     37,293,205      64,131,237
   Net asset value of shares issued in reinvestment of distributions to shareholders ...      1,211,405         743,313
   Payments for shares redeemed (A) ....................................................    (13,601,668)    (24,699,336)
                                                                                           ------------    ------------
Net increase in net assets from capital share transactions .............................     24,902,942      40,175,214
                                                                                           ------------    ------------

TOTAL INCREASE IN NET ASSETS ...........................................................     26,089,014      41,303,304

NET ASSETS
   Beginning of period .................................................................     54,488,942      13,185,638
                                                                                           ------------    ------------
   End of period .......................................................................   $ 80,577,956    $ 54,488,942
                                                                                           ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ....................................................   $         14    $    133,040
                                                                                           ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .........................................................................      1,753,410       3,236,955
   Shares issued in reinvestment of distributions to shareholders ......................         56,228          39,060
   Shares redeemed .....................................................................       (642,553)     (1,319,487)
                                                                                           ------------    ------------
   Net increase in shares outstanding ..................................................      1,167,085       1,956,528
   Shares outstanding, beginning of period .............................................      2,662,987         706,459
                                                                                           ------------    ------------
   Shares outstanding, end of period ...................................................      3,830,072       2,662,987
                                                                                           ============    ============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the six months ended December 31, 2005, these fees were $16,229 and $149,700 for the year ended June 30, 2005.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                           Six Months
                                                                                              Ended            Year
                                                                                           December 31,        Ended
                                                                                              2005           June 30,
                                                                                           (Unaudited)         2005
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...............................................................   $    391,595    $     22,402
   Net realized gains (losses) from:
     Security transactions .............................................................        587,512       1,378,774
     Closed short positions ............................................................     (2,883,791)       (872,058)
   Net change in unrealized appreciation/depreciation on investments ...................      2,067,856       1,087,201
                                                                                           ------------    ------------

Net increase in net assets from operations .............................................        163,172       1,616,319
                                                                                           ------------    ------------


FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ................................................       (413,970)             --
                                                                                           ------------    ------------


FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...........................................................     32,831,171      37,708,584
   Net asset value of shares issued in reinvestment of distributions to shareholders ...        389,160              --
   Payments for shares redeemed (A) ....................................................    (10,272,891)     (4,550,046)
                                                                                           ------------    ------------

Net increase in net assets from capital share transactions .............................     22,947,440      33,158,538
                                                                                           ------------    ------------


TOTAL INCREASE IN NET ASSETS ...........................................................     22,696,642      34,774,857

NET ASSETS
   Beginning of period .................................................................     47,302,929      12,528,072
                                                                                           ------------    ------------

   End of period .......................................................................   $ 69,999,571    $ 47,302,929
                                                                                           ============    ============


UNDISTRIBUTED NET INVESTMENT INCOME ....................................................   $         27    $     22,402
                                                                                           ============    ============


SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .........................................................................      2,640,753       3,104,775
   Shares issued in reinvestment of distributions to shareholders ......................         31,645              --
   Shares redeemed .....................................................................       (833,686)       (385,737)
                                                                                           ------------    ------------

   Net increase in shares outstanding ..................................................      1,838,712       2,719,038
   Shares outstanding, beginning of period .............................................      3,855,755       1,136,717
                                                                                           ------------    ------------
   Shares outstanding, end of period ...................................................      5,694,467       3,855,755
                                                                                           ============    ============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the six months ended December 31, 2005, these fees were $31,943 and $23,920 for the year ended June 30, 2005.

See accompanying notes to financial statements.

JAMES EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                           Six Months
                                                                                              Ended            Year
                                                                                           December 31,        Ended
                                                                                              2005           June 30,
                                                                                           (Unaudited)         2005
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...............................................................   $     41,107    $     22,304
   Net realized gains on investments ...................................................        626,665         523,127
   Net change in unrealized appreciation/depreciation on investments ...................      1,194,802       1,321,992
                                                                                           ------------    ------------
Net increase in net assets from operations .............................................      1,862,574       1,867,423
                                                                                           ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ................................................        (41,105)        (24,033)
                                                                                           ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...........................................................      3,338,675       9,091,949
   Net asset value of shares issued in reinvestment of distributions to shareholders ...         40,391          23,591
   Payments for shares redeemed (A) ....................................................     (2,343,472)     (1,374,205)
                                                                                           ------------    ------------
Net increase in net assets from capital share transactions .............................      1,035,594       7,741,335
                                                                                           ------------    ------------

TOTAL INCREASE IN NET ASSETS ...........................................................      2,857,063       9,584,725

NET ASSETS
   Beginning of period .................................................................     16,833,493       7,248,768
                                                                                           ------------    ------------
   End of period .......................................................................   $ 19,690,556    $ 16,833,493
                                                                                           ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ....................................................   $          3    $          1
                                                                                           ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .........................................................................        351,676       1,074,885
   Shares issued in reinvestment of distributions to shareholders ......................          4,122           2,654
   Shares redeemed .....................................................................       (241,744)       (167,493)
                                                                                           ------------    ------------
   Net increase in shares outstanding ..................................................        114,054         910,046
   Shares outstanding, beginning of period .............................................      1,894,365         984,319
                                                                                           ------------    ------------
   Shares outstanding, end of period ...................................................      2,008,419       1,894,365
                                                                                           ============    ============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the six months ended December 31, 2005, these fees were $975 and $2,315 for the year ended June 30, 2005.

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                    Per Share Data for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------------------------------
                                            Six Months
                                              Ended                                  Year Ended June 30,
                                         December 31, 2005   --------------------------------------------------------------------
                                           (Unaudited)           2005           2004         2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..  $     17.18       $     15.28    $     13.72   $     13.80   $     14.34   $     16.54
                                           -----------       -----------    -----------   -----------   -----------   -----------

Income (loss) from investment operations:
   Net investment income ................         0.17              0.26           0.26          0.27          0.40          0.40
   Net realized and unrealized
     gains (losses) on investments ......         0.45              1.95           1.56          0.28          0.33         (0.08)
                                           -----------       -----------    -----------   -----------   -----------   -----------
Total from investment operations ........         0.62              2.21           1.82          0.55          0.73          0.32
                                           -----------       -----------    -----------   -----------   -----------   -----------

Less distributions:
   From net investment income ...........        (0.17)            (0.26)         (0.26)        (0.27)        (0.40)        (0.40)
   From net realized gains on investments        (0.61)            (0.05)          0.00(A)      (0.36)        (0.87)        (2.12)
                                           -----------       -----------    -----------   -----------   -----------   -----------
Total distributions .....................        (0.78)            (0.31)         (0.26)        (0.63)        (1.27)        (2.52)
                                           -----------       -----------    -----------   -----------   -----------   -----------

Net asset value at end of period ........  $     17.02       $     17.18    $     15.28   $     13.72   $     13.80   $     14.34
                                           ===========       ===========    ===========   ===========   ===========   ===========

Total return ............................         3.61%(B)         14.56%         13.32%         4.34%         5.37%         2.33%
                                           ===========       ===========    ===========   ===========   ===========   ===========

Net assets at end of period (000's) .....  $   207,384       $   147,605    $    83,893   $    69,169   $    65,456   $    65,902
                                           ===========       ===========    ===========   ===========   ===========   ===========

Ratios/Supplemental Data:
Ratio of net expenses to average
   net assets ...........................         1.19%(C)          1.26%          1.28%         1.32%         1.24%         1.25%

Ratio of net investment income
   to average net assets ................         2.13%(C)          1.70%          1.77%         2.08%         2.84%         2.61%

Portfolio turnover rate .................           77%(C)            36%            29%           61%           54%           57%

(A)   Amount rounds to less than $0.005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                  Per Share Data for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------------------------------------------------
                                            Six Months
                                              Ended                                 Year Ended June 30,
                                         December 31, 2005   ------------------------------------------------------------------
                                           (Unaudited)           2005          2004         2003         2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..  $     20.46      $     18.66   $     13.43   $     12.08  $     11.03    $     10.61
                                           -----------      -----------   -----------   -----------  -----------    -----------

Income (loss) from investment operations:
   Net investment income (loss) .........        (0.01)            0.05          0.01          0.10         0.00(A)       (0.04)
   Net realized and unrealized gains
     on investments .....................         0.93             2.65          5.26          1.35         1.06           0.46
                                           -----------      -----------   -----------   -----------  -----------    -----------
Total from investment operations ........         0.92             2.70          5.27          1.45         1.06           0.42
                                           -----------      -----------   -----------   -----------  -----------    -----------

Less distributions:
   From net investment income ...........        (0.04)              --         (0.01)        (0.10)       (0.01)            --
   From net realized gains on investments        (0.30)           (1.00)        (0.05)           --           --             --
                                           -----------      -----------   -----------   -----------  -----------    -----------
Total distributions .....................        (0.34)           (1.00)        (0.06)        (0.10)       (0.01)            --
                                           -----------      -----------   -----------   -----------  -----------    -----------

Paid-in capital from redemption fees(B)..         0.00 (A)         0.10          0.02            --           --             --
                                           -----------      -----------   -----------   -----------  -----------    -----------

Net asset value at end of period ........  $     21.04      $     20.46   $     18.66   $     13.43  $     12.08    $     11.03
                                           ===========      ===========   ===========   ===========  ===========    ===========

Total return ............................         4.47%(C)        15.39%        39.47%        12.20%        9.65%          3.96%
                                           ===========      ===========   ===========   ===========  ===========    ===========

Net assets at end of period (000's) ....   $    80,578      $    54,489   $    13,186   $     9,199  $     7,882    $     7,066
                                           ===========      ===========   ===========   ===========  ===========    ===========

Ratios/Supplemental Data:
Ratio of net expenses to average
   net assets ...........................         1.50%(D)         1.50%         1.50%         1.50%        1.48%          1.50%

Ratio of net investment income (loss)
   to average net assets ................         0.02%(D)         0.45%         0.05%         0.90%        0.02%         (0.45%)

Portfolio turnover rate .................           42%(D)           94%           45%           52%          78%            75%

(A)   Amount rounds to less than $0.005.

(B) Amount calculated based on average shares outstanding throughout the period.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------
                                            Six Months
                                              Ended                                 Year Ended June 30,
                                         December 31, 2005   ----------------------------------------------------------------
                                           (Unaudited)           2005          2004         2003         2002           2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..  $     12.27      $     11.02  $      9.97   $     10.79  $     10.12  $      9.71
                                           -----------      -----------  -----------   -----------  -----------  -----------

Income (loss) from investment operations:
   Net investment income (loss) .........         0.07             0.01        (0.13)        (0.10)        0.02         0.24
   Net realized and unrealized gains
     (losses) on investments ............         0.02             1.23         1.18         (0.72)        0.69         0.41
                                           -----------      -----------  -----------   -----------  -----------  -----------
Total from investment operations ........         0.09             1.24         1.05         (0.82)        0.71         0.65
                                           -----------      -----------  -----------   -----------  -----------  -----------

Less distributions:
   From net investment income ...........        (0.08)              --           --            --        (0.04)       (0.24)
                                           -----------      -----------  -----------   -----------  -----------  -----------

Paid-in capital from redemption fees(B)..         0.01             0.01         0.00(A)         --           --           --
                                           -----------      -----------  -----------   -----------  -----------  -----------

Net asset value at end of period ........     $ 12.29       $     12.27  $     11.02   $      9.97  $     10.79  $     10.12
                                           ===========      ===========  ===========   ===========  ===========  ===========

Total return ............................         0.81%(C)        11.34%       10.53%        (7.60%)       7.06%        6.76%
                                           ===========      ===========  ===========   ===========  ===========  ===========

Net assets at end of period (000's) ....   $    70,000      $    47,303  $    12,528   $     9,219  $     8,676  $     9,651
                                           ===========      ===========  ===========   ===========  ===========  ===========

Ratios/Supplemental Data:
Ratio of net expenses to average
   net assets, excluding dividends
   on securities sold short .............         1.95%(D)         1.95%        1.95%         1.95%        1.95%        1.95%
Ratio of dividend expense
   on securities sold short .............         0.48%(D)         0.42%        0.64%         0.53%        0.28%        0.25%
                                           -----------      -----------  -----------   -----------  -----------  -----------
Ratio of net expenses to
   average net assets ...................         2.43%(D)         2.37%        2.59%         2.48%        2.23%        2.20%
                                           -----------      -----------  -----------   -----------  -----------  -----------

Ratio of net investment income (loss)
   to average net assets ................         1.33%(D)         0.11%       (1.43%)       (0.98%)       0.25         2.47%

Portfolio turnover rate .................           18%(D)           35%          13%           86%         154%         104%

(A)   Amount rounds to less than $0.005.

(B) Amount calculated based on average shares outstanding throughout the period.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

JAMES EQUITY FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                 Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------------------------------
                                            Six Months
                                              Ended                                   Year Ended June 30,
                                         December 31, 2005   -------------------------------------------------------------------
                                           (Unaudited)           2005          2004          2003          2002        2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..  $      8.89      $      7.36     $      6.18    $      6.62  $      7.65  $     13.65
                                           -----------      -----------     -----------    -----------  -----------  -----------

Income (loss) from investment operations:
   Net investment income (loss) .........         0.02             0.01            0.02           0.03         0.01        (0.07)
   Net realized and unrealized gains
     (losses) on investments ............         0.91             1.53            1.18          (0.44)       (1.03)       (5.93)
                                           -----------      -----------     -----------    -----------  -----------  -----------
Total from investment operations ........         0.93             1.54            1.20          (0.41)       (1.02)       (6.00)
                                           -----------      -----------     -----------    -----------  -----------  -----------

Less distributions:
   From net investment income ...........        (0.02)           (0.01)          (0.02)         (0.03)       (0.01)          --
                                           -----------      -----------     -----------    -----------  -----------  -----------

Paid-in capital from redemption fees(B) .         0.00 (A)         0.00(A)         0.00(A)          --           --           --
                                           -----------      -----------     -----------    -----------  -----------  -----------

Net asset value at end of period ........  $      9.80      $      8.89     $      7.36    $      6.18  $      6.62  $      7.65
                                           ===========      ===========     ===========    ===========  ===========  ===========

Total return ............................        10.47%(C)        20.96%          19.38%         (6.14%)     (13.29%)     (43.96%)
                                           ===========      ===========     ===========    ===========  ===========  ===========

Net assets at end of period (000's)  ....  $    19,691      $    16,833     $     7,249    $     5,379  $     3,788  $     4,504
                                           ===========      ===========     ===========    ===========  ===========  ===========

Ratios/Supplemental Data:
Ratio of net expenses to average
   net assets ...........................         1.50%(D)         1.50%           1.50%          1.50%        1.50%        1.50%

Ratio of net investment income (loss)
   to average net assets ................         0.43%(D)         0.22%           0.25%          0.56%        0.20%       (0.67%)

Portfolio turnover rate .................           37%(D)           33%             70%            65%          87%         131%

(A)   Amount rounds to less than $0.005.

(B) Amount calculated based on average shares outstanding throughout the period.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 36.8%                                   Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 3.3%
       10,000  Alliance Resource Partners, L.P...................   $    372,000
       30,000  Barrick Gold Corporation..........................        836,100
       31,000  Dow Chemical Company..............................      1,358,420
       35,650  Methanex Corporation..............................        668,081
       26,000  Newmont Mining Corporation........................      1,388,400
       14,000  NS Group, Inc.*...................................        585,340
       17,000  PPG Industries, Inc...............................        984,300
       29,500  Terra Nitrogen Company, L.P.......................        560,500
                                                                    ------------
                                                                       6,753,141
                                                                    ------------
               CONSUMER, CYCLICAL -- 4.3%
        6,000  Central Garden & Pet Company*.....................        275,640
       30,000  EZCORP, Inc. - Class A*...........................        458,400
       35,000  Hartmarx Corporation*.............................        273,350
       30,000  J.C. Penney Company, Inc..........................      1,668,000
       10,000  Office Depot, Inc.*...............................        314,000
       19,300  PACCAR, Inc.......................................      1,336,139
       45,300  Supervalu, Inc....................................      1,471,344
       11,500  The Andersons, Inc................................        495,420
       17,000  The Buckle, Inc...................................        548,080
       43,000  The Pantry, Inc.*.................................      2,020,570
                                                                    ------------
                                                                       8,860,943
                                                                    ------------
               CONSUMER, NON-CYCLICAL -- 4.5%
       25,000  Bristol-Myers Squibb Company......................        574,500
       22,000  CNS, Inc..........................................        482,020
       67,500  Coventry Health Care, Inc.*.......................      3,844,800
        6,500  Papa John's Intl., Inc.*..........................        385,515
        8,000  Sanderson Farms, Inc..............................        244,240
       30,000  Sierra Health Services, Inc.*.....................      2,398,800
       32,000  The Toro Company..................................      1,400,640
                                                                    ------------
                                                                       9,330,515
                                                                    ------------
               ENERGY -- 5.0%
        3,500  Amerada Hess Corporation..........................        443,870
       16,800  Apache Corporation................................      1,151,136
       32,940  Chevron Corporation...............................      1,870,004
       30,000  Devon Energy Corporation..........................      1,876,200
       21,500  EOG Resources, Inc................................      1,577,455
       34,500  Exxon Mobil Corporation...........................      1,937,865
       20,500  Sunoco, Inc.......................................      1,606,790
                                                                    ------------
                                                                      10,463,320
                                                                    ------------
               FINANCIAL -- 4.9%
       32,500  American Physicians Capital, Inc.*................      1,488,175
        8,500  Bear Stearns Companies, Inc.......................        982,005
       36,500  CIT Group, Inc....................................      1,889,970

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 36.8% (Continued)                       Value
--------------------------------------------------------------------------------
               FINANCIAL -- 4.9% (Continued)
        9,000  Corus Bankshares, Inc.............................   $   506,430
       14,000  KeyCorp...........................................       461,020
       37,500  Rent-A-Center, Inc.*..............................       707,250
       20,000  SAFECO Corporation................................     1,130,000
       22,000  Stewart Information Services Corporation..........     1,070,740
       41,000  W.R. Berkley Corporation..........................     1,952,420
                                                                    -----------
                                                                     10,188,010
                                                                    -----------
               INDUSTRIAL -- 3.0%
       10,000  Archer-Daniels-Midland Company....................       246,600
       20,000  BorgWarner, Inc...................................     1,212,600
       23,000  Briggs & Stratton Corporation.....................       892,170
       17,000  CSX Corporation...................................       863,090
       11,000  Cummins, Inc......................................       987,030
       25,000  Goldcorp, Inc.....................................       557,000
       23,000  Norfolk Southern Corporation......................     1,031,090
        4,500  The Black & Decker Corporation....................       391,320
                                                                    -----------
                                                                      6,180,900
                                                                    -----------
               TECHNOLOGY -- 5.4%
       45,000  Armor Holdings, Inc.*.............................     1,919,250
       35,000  Covansys Corporation*.............................       476,350
       18,000  Diodes, Inc.*.....................................       558,900
      105,000  Earthlink, Inc.*..................................     1,166,550
       10,000  Hewlett-Packard Company...........................       286,300
       41,000  Komag, Inc.*......................................     1,421,060
       22,000  MicroStrategy, Inc.*..............................     1,820,280
       17,000  Motorola, Inc.....................................       384,030
       37,500  Northrop Grumman Corporation......................     2,254,125
       25,000  WESCO International, Inc.*........................     1,068,250
                                                                    -----------
                                                                     11,355,095
                                                                    -----------
               UTILITIES -- 5.1%
       24,000  ALLTEL Corporation................................     1,514,400
       20,000  DPL, Inc..........................................       520,200
       60,000  Edison International..............................     2,616,600
       70,800  Energen Corporation...............................     2,571,456
       24,500  Sempra Energy.....................................     1,098,580
       38,000  TXU Corporation...................................     1,907,220
        5,000  WPS Resources Corporation.........................       276,550
                                                                    -----------
                                                                     10,505,006
                                                                    -----------
               INTERNATIONAL EQUITY FUNDS -- 1.3%
       10,000  Greater China Fund, Inc...........................       130,400
       30,000  India Fund, Inc.*.................................     1,191,900
       99,000  iShares MSCI Japan Index Fund.....................     1,336,500
                                                                    -----------
                                                                      2,658,800
                                                                    -----------

               TOTAL COMMON STOCKS...............................   $76,295,730
                                                                    -----------

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Par Value   U.S. GOVERNMENT & AGENCY BONDS -- 58.1%                  Value
--------------------------------------------------------------------------------
$   2,000,000  Federal Farm Credit Bank, 5.950%, 3/16/09.........  $  2,071,764
      550,000  Federal Home Loan Bank, 4.500%, 2/17/10...........       540,528
    2,000,000  U.S. Treasury Bills, 1/12/06......................     1,997,454
    2,500,000  U.S. Treasury Bonds, 5.000%, 2/15/11..............     2,574,903
    3,500,000  U.S. Treasury Bonds, 4.875%, 2/15/12..............     3,593,380
   12,000,000  U.S. Treasury Bonds, 4.250%, 8/15/13..............    11,892,660
   15,000,000  U.S. Treasury Bonds, 4.750%, 5/15/14..............    15,365,040
    5,000,000  U.S. Treasury Bonds, 5.500%, 8/15/28..............     5,622,070
    2,000,000  U.S. Treasury Bonds, 5.250%, 2/15/29..............     2,182,422
      200,000  U.S. Treasury Bonds, 5.375%, 2/15/31..............       224,656
   13,000,000  U.S. Treasury Notes, 2.000%, 5/15/06..............    12,890,306
    3,500,000  U.S. Treasury Notes, 3.500%, 11/15/06.............     3,472,518
    5,000,000  U.S. Treasury Notes, 3.000%, 12/31/06.............     4,929,490
    6,000,000  U.S. Treasury Notes, 6.250%, 2/15/07..............     6,115,314
    4,000,000  U.S. Treasury Notes, 4.375%, 5/15/07..............     3,996,720
    3,000,000  U.S. Treasury Notes, 6.625%, 5/15/07..............     3,087,186
   11,500,000  U.S. Treasury Notes, 3.250%, 8/15/07..............    11,292,011
   21,000,000  U.S. Treasury Notes, 3.000%, 2/15/08..............    20,408,555
    2,000,000  U.S. Treasury Notes, 2.625%, 5/15/08..............     1,921,250
    5,000,000  U.S. Treasury Notes, 6.000%, 8/15/09..............     5,269,530
    1,000,000  U.S. Treasury Notes, 5.000%, 8/15/11..............     1,032,148
                                                                   ------------
               TOTAL U.S. GOVERNMENT & AGENCY BONDS..............  $120,479,905
                                                                   ------------

================================================================================
   Par Value   CORPORATE BONDS -- 1.0%                                  Value
--------------------------------------------------------------------------------
$     500,000  Anheuser-Busch Companies, Inc., 6.000%, 4/15/11...  $    523,438
      500,000  Barrick Gold Finance, Inc., 7.500%, 5/1/07........       514,566
      500,000  General Electric Capital Corporation,
                 7.875%, 12/1/06.................................       513,733
      500,000  Tennessee Valley Authority, 5.625%, 1/18/11.......       518,544
                                                                   ------------
               TOTAL CORPORATE BONDS.............................  $  2,070,281
                                                                   ------------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 3.1%                           Value
--------------------------------------------------------------------------------
    6,460,756  First American Treasury Obligations Fund..........  $  6,460,756
                                                                   ------------

               TOTAL INVESTMENT SECURITIES -- 99.0%
               (Amortized Cost $181,439,333).....................  $205,306,672

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%.....     2,077,531
                                                                   ------------

               NET ASSETS -- 100.0%..............................  $207,384,203
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 95.8%                                   Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 8.9%
       75,100  Castle (A.M.) & Company*..........................   $ 1,640,184
       67,100  Oregon Steel Mills, Inc.*.........................     1,974,082
       45,100  Schnitzer Steel Industries, Inc. - Class A........     1,379,609
       51,400  Shiloh Industries, Inc.*..........................       681,564
       77,200  Terra Nitrogen Company, L.P.......................     1,466,800
                                                                    -----------
                                                                      7,142,239
                                                                    -----------
               CONSUMER, CYCLICAL -- 13.6%
       93,950  Aldila, Inc.......................................     2,389,149
       30,750  Books-A-Million, Inc..............................       297,968
      153,600  Charming Shoppes, Inc.*...........................     2,027,520
       28,500  Handelman Company.................................       353,970
       44,600  K-Swiss, Inc......................................     1,446,824
       47,700  Steiner Leisure Ltd.*.............................     1,696,212
       51,975  The Pantry, Inc.*.................................     2,442,304
       12,500  Water Pik Technologies, Inc.*.....................       268,375
                                                                    -----------
                                                                     10,922,322
                                                                    -----------
               CONSUMER, NON-CYCLICAL -- 15.1%
      115,100  Alderwoods Group, Inc.*...........................     1,826,637
      107,000  American Homepatient, Inc.*.......................       349,890
       67,000  Chiquita Brands International, Inc................     1,340,670
       60,000  CNS, Inc..........................................     1,314,600
       56,100  Ingles Markets, Inc. - Class A....................       877,965
       46,100  Kindred Healthcare, Inc.*.........................     1,187,536
       20,000  Magellan Health Services, Inc.*...................       629,000
      154,000  Rural/Metro Corporation*..........................     1,390,620
      143,800  Spartan Stores, Inc.*.............................     1,498,396
       22,260  The Toro Company..................................       974,320
       41,500  ViroPharma, Inc.*.................................       769,825
                                                                    ------------
                                                                     12,159,459
                                                                    -----------
               ENERGY -- 15.6%
       80,300  Callon Petroleum Company*.........................     1,417,295
       73,350  Edge Petroleum Corporation*.......................     1,827,149
       24,200  Giant Industries, Inc.*...........................     1,257,432
       32,500  Remington Oil & Gas Corporation*..................     1,186,250
       79,950  RPC, Inc..........................................     2,105,883
       18,100  Stone Energy Corp.*...............................       824,093
       36,600  Swift Energy Company*.............................     1,649,562
      228,800  TransMontaigne, Inc.*.............................     1,510,080
      200,000  VAALCO Energy, Inc.*..............................       848,000
                                                                    -----------
                                                                     12,625,744
                                                                    -----------
               FINANCIAL -- 14.0%
       38,000  American Physicians Capital, Inc.*................     1,740,020
       52,300  ASTA Funding, Inc.................................     1,429,882
       67,000  Bluegreen Corporation*............................     1,058,600
      156,680  Capital Title Group, Inc..........................       866,440

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 95.8% (Continued)                       Value
--------------------------------------------------------------------------------
               FINANCIAL -- 14.0% (Continued)
       41,350  FPIC Insurance Group, Inc.*.......................   $ 1,434,845
       24,000  LandAmerica Financial Group, Inc..................     1,497,600
       52,900  LTC Properties, Inc...............................     1,112,487
       33,000  Safety Insurance Group, Inc.......................     1,332,210
       22,000  State Auto Financial Corporation..................       802,120
                                                                    -----------
                                                                     11,274,204
                                                                    -----------
               INDUSTRIAL -- 3.8%
       86,000  Blount International, Inc.*.......................     1,369,980
       71,500  OMI Corporation...................................     1,297,725
        8,200  Twin Disc, Inc....................................       366,458
                                                                    -----------
                                                                      3,034,163
                                                                    -----------
               TECHNOLOGY -- 16.6%
       49,300  Applix, Inc.*.....................................       359,890
       28,000  Comtech Telecommunications Corporation*...........       855,120
       19,000  Hurco Companies, Inc.*............................       585,580
       31,100  InfoSpace, Inc.*..................................       803,002
       25,625  John H. Harland Company...........................       963,500
       81,800  Komag, Inc.*......................................     2,835,187
       27,100  Lifecore Biomedical, Inc.*........................       439,833
       25,425  MicroStrategy, Inc.*..............................     2,103,665
       22,720  Rofin-Sinar Technologies, Inc.*...................       987,638
       39,900  Teledyne Technologies, Inc.*......................     1,161,090
       82,200  United Online, Inc................................     1,168,884
       27,900  WESCO International, Inc.*........................     1,192,167
                                                                    -----------
                                                                     13,455,556
                                                                    -----------
               UTILITIES -- 8.2%
       44,750  Cleco Corporation.................................       933,038
       22,000  Florida Public Utilities Company..................       300,300
       27,800  Otter Tail Corp...................................       805,644
      154,200  Sierra Pacific Resources*.........................     2,010,768
       56,400  South Jersey Industries, Inc......................     1,643,496
      105,000  TALK America Holdings, Inc.*......................       906,150
                                                                    -----------
                                                                      6,599,396
                                                                    -----------

               TOTAL COMMON STOCKS...............................   $77,213,083
                                                                    -----------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 4.6%                           Value
--------------------------------------------------------------------------------

    3,690,194  First American Treasury Obligations Fund..........   $ 3,690,194
                                                                    -----------
               TOTAL INVESTMENT SECURITIES -- 100.4%
               (Cost $73,470,583)................................   $80,903,277

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)...      (325,321)
                                                                    -----------
               NET ASSETS -- 100.0%..............................   $80,577,956
                                                                    ===========

* Non-income producing security.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 69.2%                                   Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 3.3%
       16,400  Methanex Corporation..............................   $   307,336
       15,500  Quanex Corporation................................       774,535
       20,500  Schnitzer Steel Industries, Inc. - Class A........       627,095
       15,000  Terra Nitrogen Company, L.P.......................       285,000
       20,000  The Goodyear Tire & Rubber Company*...............       347,600
                                                                    -----------
                                                                      2,341,566
                                                                    -----------
               COMPUTERS & INFORMATION -- 0.6%
       15,000  Hewlett-Packard Company...........................       429,450
                                                                    -----------

               CONSUMER, CYCLICAL -- 16.5%
       27,600  Conn's, Inc.*.....................................     1,017,612
       26,000  Darden Restaurants, Inc...........................     1,010,880
       18,000  J.C. Penney Company, Inc..........................     1,000,800
       23,400  Office Depot, Inc.*...............................       734,760
       14,950  PACCAR, Inc.......................................     1,034,989
       22,000  Papa John's Intl., Inc.*..........................     1,304,820
       33,550  The Andersons, Inc................................     1,445,333
       22,000  The Buckle, Inc...................................       709,280
       23,400  The Home Depot, Inc...............................       947,232
       29,900  The Pantry, Inc.*.................................     1,405,001
       25,800  Timberland Company - Class A*.....................       839,790
                                                                    -----------
                                                                     11,450,497
                                                                    -----------
               CONSUMER, NON-CYCLICAL -- 8.0%
       22,600  Bristol-Myers Squibb Company......................       519,348
       20,600  Coventry Health Care, Inc.*.......................     1,173,376
       19,200  Kos Pharmaceuticals, Inc.*........................       993,216
       15,150  Sierra Health Services, Inc.*.....................     1,211,393
       23,900  The Toro Company..................................     1,046,103
       15,000  WYETH.............................................       691,050
                                                                    -----------
                                                                      5,634,486
                                                                    -----------
               ENERGY -- 7.5%
       10,096  Apache Corporation................................       691,778
       11,300  Devon Energy Corporation..........................       706,702
       43,300  Energy Partners Ltd.*.............................       943,507
       13,000  Exxon Mobil Corporation...........................       730,210
       10,000  Sunoco, Inc.......................................       783,800
       26,900  Valero Energy Corporation.........................     1,388,040
                                                                    -----------
                                                                      5,244,037
                                                                    -----------
               FINANCIAL -- 7.4%
        6,450  Bear Stearns Companies, Inc.......................       745,169
       30,000  Berkley (W.R.) Corporation........................     1,428,600
       20,600  CIT Group, Inc....................................     1,066,668

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 69.2% (Continued)                       Value
--------------------------------------------------------------------------------
               FINANCIAL -- 7.4% (Continued)
       17,400  Corus Bankshares, Inc.............................   $   979,098
        5,650  Hospitality Properties Trust......................       226,565
       22,600  KeyCorp...........................................       744,218
                                                                    -----------
                                                                      5,190,318
                                                                    -----------
               INDUSTRIAL -- 4.4%
       16,000  Barrick Gold Corporation..........................       445,920
       35,000  Goldcorp, Inc.....................................       779,800
       13,550  Norfolk Southern Corporation......................       607,447
       14,400  The Black & Decker Corporation....................     1,252,224
                                                                    -----------
                                                                      3,085,391
                                                                    -----------
               TECHNOLOGY -- 15.6%
       19,800  Armor Holdings, Inc.*.............................       844,470
       13,000  Autodesk, Inc.*...................................       558,350
       19,300  Aviall, Inc.*.....................................       555,840
      109,610  EarthLink, Inc.*..................................     1,217,767
       43,000  Komag, Inc.*......................................     1,490,380
       21,500  MicroStrategy, Inc.*..............................     1,778,909
       61,000  Motorola, Inc.....................................     1,377,990
       18,550  MTS Systems Corporation...........................       642,572
       15,600  Northrop Grumman Corporation......................       937,716
       34,400  WESCO International, Inc.*........................     1,469,912
                                                                    -----------
                                                                     10,873,906
                                                                    -----------
               UTILITIES -- 5.1%
       27,150  Edison International..............................     1,184,012
       20,800  MDU Resources Group, Inc..........................       680,992
       21,500  South Jersey Industries, Inc......................       626,510
       21,900  TXU Corporation...................................     1,099,161
                                                                    -----------
                                                                      3,590,675
                                                                    -----------
               INTERNATIONAL EQUITY FUNDS -- 0.8%
       40,000  iShares MSCI Japan Index Fund.....................       540,000
                                                                    -----------
               TOTAL COMMON STOCKS...............................   $48,380,326
                                                                    -----------

================================================================================
   Par Value   U.S. GOVERNMENT & AGENCY BONDS -- 43.8%                  Value
--------------------------------------------------------------------------------
$   4,000,000  U.S. Treasury Bills, .00%, 1/12/06................   $ 3,994,908
    7,000,000  U.S. Treasury Bills, .00%, 2/9/06................      6,971,870
    5,000,000  U.S. Treasury Bills, .00%, 3/2/06................      4,968,855
   15,000,000  U.S. Treasury Bills, .00%, 6/15/06...............     14,718,195
                                                                    -----------
               TOTAL U.S. GOVERNMENT & AGENCY BONDS.............    $30,653,828
                                                                    -----------

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      SHORT TERM INVESTMENTS -- 8.6%                           Value
--------------------------------------------------------------------------------
    6,043,876  First American Treasury Obligations Fund..........   $ 6,043,876
                                                                    -----------

               TOTAL INVESTMENT SECURITIES -- 121.6%
               (Amortized Cost $76,202,310)......................   $85,078,030

               SEGREGATED CASH WITH BROKERS -- 48.7%.............    34,073,696

               SECURITIES SOLD SHORT -- (69.1)%
               (Proceeds $45,980,875)............................   (48,344,049)

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)...      (808,106)
                                                                    -----------

               NET ASSETS -- 100.0%..............................   $69,999,571
                                                                    ===========

* Non-income producing security.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2005 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 69.1%                                   Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 3.1%
       33,725  Apex Silver Mines Ltd.*...........................   $   536,227
       31,200  Ferro Corporation.................................       585,312
       28,500  Huntsman Corporation*.............................       490,770
       33,500  Nalco Holding Company*............................       593,285
                                                                    -----------
                                                                      2,205,594
                                                                    -----------
               CONSUMER, CYCLICAL -- 14.7%
       56,860  99 Cents Only Stores*.............................       594,756
        8,760  Amazon.com, Inc.*.................................       413,034
       54,000  Audiovox Corporation  Class A*....................       748,440
       20,000  Churchill Downs, Inc..............................       734,600
       37,400  DIRECTV Group, Inc.*..............................       528,088
       16,200  Dow Jones & Company, Inc..........................       574,938
       51,000  Fleetwood Enterprises, Inc.*......................       629,850
        9,700  Four Seasons Hotels, Inc..........................       482,575
       19,200  General Motors Corporation........................       372,864
       48,000  InterContinental Hotels Group PCL  ADR............       693,600
       41,190  JetBlue Airways Corporation*......................       633,502
       12,500  Lamar Advertising Company*........................       576,750
       42,000  Lions Gate Entertainment Corporation*.............       322,560
       40,500  Pep Boys  Manny, Moe & Jack.......................       603,045
       52,100  Sirius Satellite Radio, Inc.*.....................       349,070
       18,600  Texas Roadhouse, Inc.*............................       289,230
       63,100  Visteon Corporation*..............................       395,006
       11,800  Wynn Resorts Ltd.*................................       647,230
       25,000  XM Satellite Radio Holdings, Inc.*................       682,000
                                                                    -----------
                                                                     10,271,138
                                                                    -----------
               CONSUMER, NON-CYCLICAL -- 12.6%
       60,450  Adolor Corporation*...............................       882,570
       39,000  Animas Corporation*...............................       941,850
       21,300  CV Therapeutics, Inc.*............................       526,749
       13,000  Cyberonics, Inc.*.................................       419,900
        3,500  Discovery Holding Company*........................        53,025
       19,000  Farmer Brothers Company...........................       367,460
       51,390  Impax Laboratories, Inc.*.........................       549,873
       37,420  Nektar Therapeutics*..............................       615,933
       61,650  NPS Pharmaceuticals, Inc.*........................       729,936
       97,500  Opsware, Inc.*....................................       662,025
       23,550  OSI Pharmaceuticals, Inc.*........................       660,342
       46,000  Prestige Brands Holding, Inc.*....................       575,000
       19,000  SonoSite, Inc.*...................................       665,190
       23,600  Taro Pharmaceutical Industries Ltd.*..............       329,692
       38,000  Tecumseh Products Company  Class A................       870,580
                                                                    -----------
                                                                      8,850,125
                                                                    -----------

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
   Shares      COMMON STOCKS -- 69.1% (Continued)                       Value
--------------------------------------------------------------------------------
               ENERGY -- 5.7%
       16,550  Bill Barrett Corporation*.........................   $   638,995
       48,160  FX Energy, Inc.*..................................       384,317
       90,200  Input/Output, Inc.*...............................       634,106
       13,450  James River Coal Company*.........................       513,790
       40,000  Reliant Energy, Inc.*.............................       412,800
       75,000  Syntroleum Corporation*...........................       677,250
       60,000  USEC, Inc.........................................       717,000
                                                                    -----------
                                                                      3,978,258
                                                                    -----------
               FINANCIAL -- 9.8%
       55,400  Affordable Residential Communities................       527,962
       36,100  Brookline Bancorp, Inc............................       511,537
       51,708  Hudson City Bancorp, Inc..........................       626,701
       25,000  International Securities Exchange, Inc.*..........       688,000
       21,000  IPC Holdings, Ltd.................................       574,980
       22,350  Marsh & McLennan Companies, Inc...................       709,836
       40,000  Montpelier Re Holdings Ltd........................       756,000
       37,200  NewAlliance Bancshares, Inc.......................       540,888
       56,000  Primus Guaranty Ltd.*.............................       730,800
       13,400  RenaissanceRe Holdings Ltd........................       591,074
       52,500  Spirit Finance Corporation........................       595,875
                                                                    -----------
                                                                      6,853,653
                                                                    -----------
               INDUSTRIAL -- 5.2%
       87,660  Ballard Power Systems, Inc.*......................       366,419
       46,785  Exelixis, Inc.*...................................       440,715
       12,500  Macquarie Infrastructure Company Trust............       385,000
       92,945  PowerOne, Inc.*...................................       559,529
       15,000  Rogers Corporation*...............................       587,700
       57,000  SmurfitStone Container Corporation*...............       807,690
       31,550  Tetra Tech, Inc.*.................................       494,388
                                                                    -----------
                                                                      3,641,441
                                                                    -----------
               TECHNOLOGY -- 16.3%
       23,800  Abgenix, Inc.*....................................       511,938
       65,000  American Superconductor Corporation*..............       511,550
       51,500  AudioCodes Ltd.*..................................       571,650
       71,480  BearingPoint, Inc.*...............................       561,833
       25,000  Cabot Microelectronics Corporation................       733,250
       27,480  FEI Company*......................................       526,792
       40,000  Flamel Technologies S.A. ADR*.....................       755,200
       50,000  GSI Commerce, Inc.*...............................       754,500
       25,700  ICOS Corporation*.................................       710,091
       42,500  Infineon Technologies*............................       386,750
       39,250  InPhonic, Inc.*...................................       341,082
       35,400  Insituform Technologies, Inc.  Class A*...........       685,698
       36,600  Medicines Company*................................       638,670

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
   Shares      COMMON STOCKS -- 69.1% (Continued)                       Value
--------------------------------------------------------------------------------
               TECHNOLOGY -- 16.3% (Continued)
       30,000  Millicom International Cellular S.A.*.............   $   805,200
       30,500  PMCSierra, Inc.*..................................       235,155
       45,200  Rambus, Inc.*.....................................       731,788
       43,425  Tanox, Inc.*......................................       710,867
       96,000  Telesp Celular Participacoes S.A..................       362,880
       52,000  Ultratech, Inc.*..................................       853,840
                                                                    -----------
                                                                     11,388,734
                                                                    -----------
               UTILITIES -- 1.7%
        4,000  Crosstex Energy, Inc..............................       252,241
       45,715  IDT Corporation*..................................       528,465
       12,000  Unisource Energy Corporation......................       374,400
                                                                    -----------
                                                                      1,155,106
                                                                    -----------

               TOTAL COMMON STOCKS (Proceeds $45,980,875)........   $48,344,049
                                                                    ===========

* Non-income producing security.

See accompanying notes to financial statements.

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 94.8%                                   Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 8.6%
       13,900  Alliance Resource Partners, L.P...................    $  517,080
        4,800  Dow Chemical Company..............................       210,336
       10,600  Methanex Corporation..............................       198,644
        5,500  PPG Industries, Inc...............................       318,450
        8,850  Schnitzer Steel Industries, Inc. - Class A........       270,722
        9,600  Terra Nitrogen Company, L.P.......................       182,400
                                                                     ----------
                                                                      1,697,632
                                                                     ----------
               CONSUMER, CYCLICAL -- 14.1%
        7,000  Aldila, Inc.......................................       178,010
       39,500  Hartmarx Corporation*.............................       308,495
        4,400  J.C. Penney Company, Inc..........................       244,640
       17,300  Office Depot, Inc.*...............................       543,220
        5,250  PACCAR, Inc.......................................       363,458
        9,700  The Andersons, Inc................................       417,876
       12,500  The Pantry, Inc.*.................................       587,374
        4,000  Timberland Company - Class A*.....................       130,200
                                                                     ----------
                                                                      2,773,273
                                                                     ----------
               CONSUMER, NON-CYCLICAL -- 10.5%
       16,350  Archer-Daniels-Midland Company....................       403,191
       11,950  Bristol-Myers Squibb Company......................       274,611
       28,500  EZCORP, Inc. - Class A*...........................       435,480
        2,000  Sierra Health Services, Inc.*.....................       159,920
        7,300  Supervalu, Inc....................................       237,104
        7,600  The Toro Company..................................       332,652
        5,000  WYETH.............................................       230,350
                                                                     ----------
                                                                      2,073,308
                                                                     ----------
               ENERGY -- 13.8%
        1,620  Amerada Hess Corporation..........................       205,448
        3,820  Anadarko Petroleum Corporation....................       361,945
        4,850  Devon Energy Corporation..........................       303,319
        4,000  Exxon Mobil Corporation...........................       224,680
       12,700  Frontier Oil Corporation..........................       476,631
        6,515  Marathon Oil Corporation..........................       397,220
        4,000  Sunoco, Inc.......................................       313,520
        8,400  Valero Energy Corporation.........................       433,440
                                                                     ----------
                                                                      2,716,203
                                                                     ----------
               FINANCIAL -- 11.2%
        6,200  Alliance Capital Management Holding, L.P..........       350,238
        6,800  American Physicians Capital, Inc.*................       311,372
        3,800  Bear Stearns Companies, Inc.......................       439,014
       13,000  Bluegreen Corporation*............................       205,400
        5,150  CIT Group, Inc....................................       266,667

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares    COMMON STOCKS -- 94.8% (Continued)                         Value
--------------------------------------------------------------------------------
               FINANCIAL -- 11.2% (Continued)
        5,800  Corus Bankshares, Inc.............................   $   326,366
        6,100  Stewart Information Services Corporation..........       296,887
                                                                    -----------
                                                                      2,195,944
                                                                    -----------
               INDUSTRIAL -- 7.1%
        4,400  Cummins, Inc......................................       394,812
        4,600  Eaton Corporation.................................       308,614
        2,325  Magna International, Inc. - Class A...............       167,377
        6,100  Norfolk Southern Corporation......................       273,463
        2,900  The Black & Decker Corporation....................       252,184
                                                                    -----------
                                                                      1,396,450
                                                                    -----------
               TECHNOLOGY -- 16.1%
        8,200  Armor Holdings, Inc.*.............................       349,730
       16,500  Diodes, Inc.*.....................................       512,325
       33,350  Earthlink, Inc.*..................................       370,519
       17,300  Komag, Inc.*......................................       599,617
        4,900  MicroStrategy, Inc. - Class A*....................       405,426
       17,100  Motorola, Inc.....................................       386,289
       12,700  WESCO International, Inc.*........................       542,671
                                                                    -----------
                                                                      3,166,577
                                                                    -----------
               UTILITIES -- 13.4%
        8,600  Edison International..............................       375,046
        9,100  Energen Corporation...............................       330,512
       10,000  MDU Resources Group, Inc..........................       327,400
        9,300  Sempra Energy.....................................       417,012
       30,500  Sierra Pacific Resources*.........................       397,720
       13,700  South Jersey Industries, Inc......................       399,218
        7,200  WPS Resources Corporation.........................       398,232
                                                                    -----------
                                                                      2,645,140
                                                                    -----------

               TOTAL COMMON STOCKS...............................   $18,664,527
                                                                    -----------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 4.2%                           Value
--------------------------------------------------------------------------------
      835,038  First American Treasury Obligations Fund..........   $   835,038
                                                                    -----------

               TOTAL INVESTMENT SECURITIES -- 99.0%
               (Cost $15,716,681)................................   $19,499,565

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%.....       190,991
                                                                    -----------

               NET ASSETS -- 100.0%..............................   $19,690,556
                                                                    ===========

* Non-income producing security.

See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (Unaudited)
================================================================================

1. General Information and Significant Accounting Policies

James Balanced: Golden Rainbow Fund, James Small Cap Fund, and James Market Neutral Fund are each a diversified series of James Advantage Funds (the "Trust"), and James Equity Fund is a non-diversified series of the Trust (individually the "Fund," collectively the "Funds"). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Equity Fund commenced its public offering of shares on November 1, 1999.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

James Equity Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in equity securities without regard to the market capitalization of the stock. The Fund often buys stocks in the S&P 500 Index.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (GAAP).

Share Valuation

The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value.

Redemption Fees

Effective November 1, 2004, the James Small Cap Fund, James Market Neutral Fund and James Equity Fund each charge a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days. From November 1, 2003 through October 31, 2004, the redemption fee charged was 1.00% of the amount redeemed if the shares sold were held for fewer than 180 days. Redemption fees are paid directly to the Fund.

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board"). The Funds may use pricing services to determine market value for securities.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If James decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by James in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2005, the James
Balanced: Golden Rainbow Fund had no such outstanding purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

------------------------------------------------------------------------------------------
                                         James Balanced:            James Small Cap
                                      Golden Rainbow Fund                 Fund
                                   -------------------------------------------------------
                                      2005            2004          2005           2004
------------------------------------------------------------------------------------------
From ordinary income ............  $1,715,612     $1,355,926     $       --     $    5,930
From long-term capital gains ....     289,929          2,860        756,432         35,827
                                   ----------     ----------     ----------     ----------
                                   $2,005,541     $1,358,786     $  756,432     $   41,757
                                   ==========     ==========     ==========     ==========
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                       James Market Neutral           James Equity
                                              Fund                        Fund
                                   -------------------------------------------------------
                                      2005            2004          2005           2004
------------------------------------------------------------------------------------------
From ordinary income ............  $       --     $       --     $   24,033     $   14,163
From long-term capital gains ....          --             --             --             --
                                   ----------     ----------     ----------     ----------
                                   $       --     $       --     $   24,033     $   14,163
                                   ==========     ==========     ==========     ==========
------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2005:

------------------------------------------------------------------------------------------------------------------------
                                                       James             James              James             James
                                                 Balanced: Golden      Small Cap        Market Neutral        Equity
                                                   Rainbow Fund          Fund               Fund               Fund
------------------------------------------------------------------------------------------------------------------------
Cost of portfolio investments ...............     $ 124,993,524      $  51,678,381      $  64,115,033      $  14,246,267
                                                  =============      =============      =============      =============
Gross unrealized appreciation ...............     $  22,345,751      $   7,572,257      $   6,826,049      $   2,912,719
Gross unrealized depreciation ...............          (936,815)        (1,875,647)        (2,395,901)          (324,637)
                                                  -------------      -------------      -------------      -------------
Net unrealized appreciation/depreciation ....        21,408,936          5,696,610          4,430,148          2,588,082
Capital loss carryforward ...................                --                 --         (1,843,245)        (3,189,550)
Undistributed ordinary income ...............            31,067            133,040             22,402                  1
Undistributed long-term gains ...............         5,942,059            411,183                 --                 --
                                                  -------------      -------------      -------------      -------------
     Accumulated earnings (deficit) .........     $  27,382,062      $   6,240,833      $   2,609,305      $    (601,467)
                                                  =============      =============      =============      =============
------------------------------------------------------------------------------------------------------------------------

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

During the year ended June 30, 2005, the James Balanced: Golden Rainbow Fund and James Equity Fund utilized $592,514 and $523,127 of capital loss carryforwards, respectively. The capital loss carryforwards remaining as of June 30, 2005 in the table above expire as follows:


--------------------------------------------------------------------------------
                                                     Amount     Expiration Date
--------------------------------------------------------------------------------
James Market Neutral Fund.....................    $    82,513     June 30, 2008
                                                  $   987,690     June 30, 2012
                                                  $   773,042     June 30, 2013
James Equity Fund.............................    $ 2,881,491     June 30, 2010
                                                  $   130,880     June 30, 2011
                                                  $   177,179     June 30, 2012
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Reclassification of Capital Accounts

As of June 30, 2005, the James Balanced: Golden Rainbow Fund reclassified $2,860 of capital loss carryforwards expired to paid-in capital on the Statement of Assets and Liabilities. This reclassification was required to adjust the capital loss carryforward at June 30, 2004 of $595,374 on the financial statements to the capital loss carryforward at June 30, 2004 of $592,514 on the tax return.

Federal Tax Information

As of December 31, 2005, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

-------------------------------------------------------------------------------------------------------------
                                                                 Gross            Gross             Net
                                             Federal Tax      Unrealized       Unrealized       Unrealized
                                                Cost         Appreciation     Depreciation      Appreciation
-------------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund ....   $  181,439,333   $   25,481,147   $   (1,613,808)   $   23,867,339
Small Cap Fund .........................   $   73,470,583   $   11,163,874   $   (3,731,180)   $    7,432,694
Market Neutral Fund ....................   $   76,202,310   $   12,620,924   $   (6,108,378)   $    6,512,546
Equity Fund ............................   $   15,716,681   $    4,005,453   $     (222,569)   $    3,782,884
-------------------------------------------------------------------------------------------------------------

2. Securities Transactions

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for James Balanced: Golden Rainbow Fund for the six months ended December 31, 2005 were as follows:

----------------------------------------------------------------------------------------------------------
                                                                                Purchases        Sales
----------------------------------------------------------------------------------------------------------
James Balanced:  Golden Rainbow Fund.....................................    $  87,985,859   $  64,284,318
----------------------------------------------------------------------------------------------------------

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Purchases and sales (including maturities) of investments in other securities for the six months ended December 31, 2005 were as follows:

----------------------------------------------------------------------------------------------------------
                                                                                Purchases        Sales
----------------------------------------------------------------------------------------------------------
James Balanced:  Golden Rainbow Fund.....................................     $  14,900,966   $ 11,179,049
James Small Cap Fund.....................................................        35,998,896     13,793,279
James Market Neutral Fund................................................        15,886,999      4,725,113
James Equity Fund........................................................         3,771,935      3,353,229
----------------------------------------------------------------------------------------------------------

For the six months ended December 31, 2005, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $14,354,807 and $32,697,266, respectively, for the James Market Neutral Fund.

3. Management Fee and Other Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

Investment Management Agreement

The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio. James Balanced: Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. James Balanced: Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of the James Small Cap Fund and James Equity Fund and 1.70% of James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Market Neutral Fund and James Equity Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

Administrative Services Agreement

Under the terms of an Administrative Services Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by James
Balanced: Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund and James Equity Fund, based on each Fund's respective average daily net assets, subject to a minimum monthly fee for each Fund.

Transfer Agent and Shareholder Service Agreement

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by James Balanced: Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund and James Equity Fund, subject to a minimum monthly fee for each Fund. In addition, James Balanced: Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Accounting Services Agreement

Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from James Balanced: Golden Rainbow Fund and from James with respect to each of the James Small Cap Fund, James Market Neutral Fund and James Equity Fund. In addition, IFS is reimbursed by James Balanced: Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

Plan of Distribution

Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund and James Equity Fund is 0.25% of the average daily net assets of each respective Fund.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and IFS, IFS provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for IFS on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

4. Commitments and Contingencies

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

JAMES ADVANTAGE FUNDS
Other Items (Unaudited)
================================================================================

Proxy Voting Guidelines

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov. and on the James' website at www.jamesfunds.com.

Quarterly Portfolio Disclosure

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2005" to estimate the expenses you paid on your account during this period, if you held your shares for the entire period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing cost only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. The James Small Cap Fund, James Market Neutral Fund and James Equity Fund each charge a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Continued)
================================================================================

                                                                                             Expenses Paid
                                            Net Expense                                        During the
                                              Ratio         Beginning          Ending          Six Months
                                            Annualized    Account Value     Account Value        Ended
                                           December 31,      July 1,         December 31,     December 31,
                                               2005           2005              2005              2005*
----------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund
     Actual .......................            1.19%      $  1,000.00       $  1,036.10       $    6.11
     Hypothetical .................            1.19%      $  1,000.00       $  1,019.21       $    6.06

James Small Cap Fund
     Actual .......................            1.50%      $  1,000.00       $  1,044.70       $    7.73
     Hypothetical .................            1.50%      $  1,000.00       $  1,017.64       $    7.63

James Market Neutral Fund
     Actual .......................            2.43%      $  1,000.00       $  1,008.10       $   12.30
     Hypothetical .................            2.43%      $  1,000.00       $  1,012.96       $   12.33

James Equity Fund
     Actual .......................            1.50%      $  1,000.00       $  1,104.70       $    7.96
     Hypothetical .................            1.50%      $  1,000.00       $  1,017.64       $    7.63

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                               INVESTMENT ADVISER
                         James Investment Research, Inc.
                                   P.O. Box 8
                               Alpha, Ohio 45301
                               info@jamesfunds.com

                                        o

                                    CUSTODIAN
                                    U.S. Bank
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                        o

                                 TRANSFER AGENT
                         Integrated Fund Services, Inc.
                                 P.O. Box 5354
                          Cincinnati, Ohio 45201-5354

                                       o

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                              Deloitte & Touche LLP
                              250 East Fifth Street
                                   Suite 1900
                             Cincinnati, Ohio 45202

                                       o

                                   DISTRIBUTOR
                           IFS Fund Distributors, Inc.
                                  303 Broadway
                             Cincinnati, Ohio 45202

                                       o

                                  LEGAL COUNSEL
                                Thompson Hine LLP
                                312 Walnut Street
                                   14th Floor
                             Cincinnati, Ohio 45202


                               www.jamesfunds.com


                     For information about the Funds, or to
                   make inquiries about the Funds, please call
                         1-800-99JAMES (1-800-995-2637).

                                                               FORM IFS-163-0201

Item 2.   Code of Ethics.

Not applicable.

Item 3.   Audit Committee Financial Expert.

Not applicable.

Item 4.   Principal Accountant Fees and Services.

Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

This information is included as part of the report to shareholders filed under
Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 1, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second quarter of the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 11(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Item 11(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
--------------------------------
Barry R. James
President

Date:  March 2, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
--------------------------------
Barry R. James
President

Date:  March 2, 2006

By (Signature and Title)

/s/ Thomas L. Mangan
--------------------------------
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  March 2, 2006